SEI ASSET ALLOCATION TRUST

TM Defensive Strategy Allocation Fund
TM Conservative Strategy Allocation Fund
TM Moderate Strategy Allocation Fund
TM Core Market Strategy Allocation Fund
TM Market Growth Strategy Allocation Fund
(together, the "Funds")

Supplement Dated May 17, 2006
to the Class A Shares Prospectus Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Notification of Change in Name of TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund

At a meeting held on May 10, 2006, the Board of Trustees of SEI Asset Allocation Trust approved changing the names of each of the TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund to the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund, respectively, effective June 1, 2006. Accordingly, the Prospectus is hereby amended to reflect these changes to the Funds' names.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-409 (5/06)

SEI ASSET ALLOCATION TRUST

TM Defensive Strategy Allocation Fund
TM Conservative Strategy Allocation Fund
TM Moderate Strategy Allocation Fund
TM Core Market Strategy Allocation Fund
TM Market Growth Strategy Allocation Fund
(together, the "Funds")

Supplement Dated May 17, 2006
to the Statement of Additional Information ("SAI") Dated July 31, 2005

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Notification of Change in Name of TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund

At a meeting held on May 10, 2006, the Board of Trustees of SEI Asset Allocation Trust approved changing the names of each of the TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund to the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund, respectively, effective June 1, 2006. Accordingly, the SAI is hereby amended to reflect these changes to the Funds' names.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-410 (5/06)